Class A Common Stock Subject to Possible Redemption (FY) (Details)		3 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
		Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	May 19, 2023 shares
Class A Common Stock Subject to Possible Redemption [Abstract]
Gross proceeds					$ 276,000,000	$ 0
Private placement warrants proceeds in excess of fair value	[1]				(5,411,275)
Common stock, subject to possible redemption		$ 68,217,016		$ 68,217,016	281,520,000	$ 284,449,019
Private Placement Warrant [Member]
Class A Common Stock Subject to Possible Redemption [Abstract]
Private placement warrants proceeds in excess of fair value					$ (5,411,275)
Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption [Abstract]
Common Stock, shares authorized (in shares) | shares		70,000,000		70,000,000		70,000,000
Common Stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote				1		1
Common stock, subject to possible redemption, shares outstanding (in shares) | shares		6,443,098		6,443,098	27,600,000	27,600,000	21,156,902
Offering costs allocated to Class A common stock subject to possible redemption					$ (368,276)
Re-measurement of carrying value to redemption value		$ 2,410,447	$ 2,353,363		11,299,544	$ 2,929,019
Common stock, subject to possible redemption		$ 68,217,016	$ 286,802,382	$ 68,217,016	$ 281,520,000	$ 284,449,019

[1]	On November 30, 2021, the Company effected a 1.2:1 stock split for each outstanding share of Class B Common Stock, resulting in the Sponsor holding an aggregate number of 6,900,000 Founder Shares. All share amounts retroactively restated to account for the share split as discussed in Note 5.